Components of deferred income taxes included in consolidated financial statements (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance for loan losses	$ 1,489,546	$ 1,330,959
Net operating loss carryover	652,061	729,798
Other	870,831	603,039
Deferred Tax Assets, Gross	3,012,438	2,663,796
Deferred tax liabilities:
Securities	(89,426)	(97,744)
Premises and equipment	(986,689)	(927,939)
Unrealized gain on available-for-sale securities	(1,309,633)	(281,889)
Core deposit intangible	(58,358)	(114,072)
Goodwill	(281,036)	(63,460)
Deferred Tax Liabilities, Gross	(2,725,142)	(1,485,104)
Net deferred tax asset, included in other assets	$ 287,296	$ 1,178,692